Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Property, Plant and Equipment of the Group correspond to computer equipment and building improvements that are stated at cost less accumulated depreciation.

	2025			2024
	Computer Equipment	Building improvements	Total	Computer Equipment	Building improvements	Total
Cost	5,480	1,257	6,737	3,775	1,257	5,032
Accumulated depreciation	(2,890)	(470)	(3,360)	(1,771)	(344)	(2,115)
Opening book value, January 1	2,590	787	3,377	2,004	913	2,917
Additions	2,281	—	2,281	2,779	—	2,779
Disposals	—	—	—	(1,074)	—	(1,074)
Depreciation of the year	(1,129)	(544)	(1,673)	(1,119)	(126)	(1,245)
Total as of December 31	3,742	243	3,985	2,590	787	3,377
Cost	7,761	1,257	9,018	5,480	1,257	6,737
Accumulated depreciation	(4,019)	(1,014)	(5,033)	(2,890)	(470)	(3,360)